Assets/Liabilities for Insurance Contracts - Summary of Statutory Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Statutory Reserves [abstract]
Ongoing and Similar Risk	$ 1,025,356	$ 921,461
Premiums and Surcharges	949,292	855,946
Premiums on Passive Reinsurance	(11,080)	(21,100)
Active Reinsurance	87,007	86,615
Insufficient Premiums	137	0
Mathematical Reserves	718,085	760,216
Mathematical Reserves for Individual Life Insurance	224,411	232,971
Mathematical Reserves for Individual Retirement Insurance	157,782	170,843
Mathematical Reserves of Life Annuities	225,012	231,597
Provision for the Mathematical Reserve Recomposition	20	21
Fluctuation Funds	110,072	124,784
Others	788
Total	$ 1,743,441	$ 1,681,677